Key sources of estimation uncertainty, use of estimates and critical accounting judgments	12 Months Ended
Dec. 31, 2022
Use of Estimates [Abstract]
Key sources of estimation uncertainty, use of estimates and critical accounting judgments
4. Key sources of estimation uncertainty, use of estimates and critical accounting judgments
The preparation of the Consolidated Financial Statements in accordance with IFRS requires the use of estimates and assumptions, and may involve the application of judgment in applying the Group’s accounting policies, that affect the carrying amounts of assets and liabilities (as well as the assessment of contingent assets and liabilities) and the amount of income and expenses recognized. The estimates and assumptions are based on historical experience and on any other factors that are considered to be relevant. Actual results might not fully correspond to estimates.
The estimates and underlying assumptions are reviewed continuously by the Group. The effects of any changes to accounting estimates are recognized in the consolidated statement of profit and loss in the period in which the adjustment is made, or prospectively in future periods.
Key sources of estimation uncertainty
The key assumptions concerning the future, and other key sources of estimation uncertainty, requiring estimates for which there is a risk that a material difference may arise in respect of the carrying amounts of assets and liabilities in the future are discussed below and in the related notes.
Impairment of non-current assets with definite useful lives
Non-current assets with definite useful lives include property, plant and equipment, right-of-us assets and intangible assets. The Group periodically reviews the carrying amount of non-current assets with definite useful lives when events and circumstances indicate that an asset may be impaired. Impairment tests are performed by comparing the carrying amount and the recoverable amount of the CGU. The recoverable amount is the higher of the CGU’s fair value less costs of disposal and its value in use. In assessing the value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU. For additional information please refer to Note 17 — Intangible assets, Note 18 — Property plant and equipment and Note 19 — Right-of-use assets.
Recoverability of goodwill and brands with indefinite useful life
In accordance with IAS 36 — Impairment of Assets (“IAS 36”), goodwill and brands with indefinite useful life are not amortized and are tested for impairment annually or more frequently if facts or circumstances indicate that the asset may be impaired. The impairment test is performed by comparing the carrying amount and the recoverable amount of the CGU. The recoverable amount of the CGU is the higher of its fair value, less costs of disposal and its value in use. For additional information please refer to Note 17 — Intangible assets.
Recoverability of deferred tax assets
The deferred tax assets are recognized on the premise that it is more likely than not that the Group will be able to generate sufficient and suitable future taxable profits from which the reversal of the asset can be deducted. If the Group is unable to generate sufficient taxable profits in certain jurisdictions, or if there is a significant change in the actual effective tax rates or the time period within which the underlying temporary differences become taxable or deductible, the Group could be required to write-off any deferred tax assets, resulting in an increase in its effective tax rate and an adverse impact on future operating results. For additional information please refer to Note 15 — Income taxes.
Use of estimates
Items requiring estimates (in addition to those described above) for which there is a risk that a material difference may arise in respect of the carrying amounts of assets and liabilities in the future are discussed below and in the related notes.
Derivatives
Fair value of derivatives not traded in an active market is determined using a mark-to-model valuation technique. Where active markets exist for its component parts, then fair value is determined on the basis of the relevant market prices for the component parts.
Financial liabilities for put options granted to non-controlling interests are measured based on the present value of the exercise price of the option. The liability is subsequently remeasured at fair value at the end of each period.
Valuation techniques that are based on significant inputs that are observable are referred to as Level 2 valuations, while those based on techniques that use significant unobservable inputs are referred to as Level 3 valuations. Estimates and assumptions are made with the support of the corporate functions and, where appropriate, of independent specialists, and are regularly reviewed. For additional information please refer to Note 24 — Derivative financial instruments.
Provisions for obsolete inventory
Since the Group’s products are subject to market trends and changes in fashion trends, product inventories at the end of the season are subject to impairment. Specifically, the provision for obsolete inventory of finished products reflects management’s estimate of the expected impairment losses on the products of the collections of previous seasons, considering the ability to sell them through the Group’s various distribution channels.
Generally, impairment assumptions involve percentages of impairment that become greater the older the collections are, so as to reflect the decline in selling prices in secondary channels (mainly outlets), and on the other hand, the decrease in the probability of selling them as time goes by.
The provision for obsolete raw materials reflects management’s estimates of the decline in the probability they will be used based on the calculation of slow-moving raw materials. For additional information please refer to Note 22 — Inventories.
Provision for risks and charges
The Group recognizes a liability when facing legal and tax disputes and lawsuits if it believes it is probable that they will require an outflow of financial resources and a reliable estimate can be made of the amount of the potential losses. Given the uncertainty surrounding the outcome of these proceedings, it is hard to reliably estimate the outflow of resources that will be required to settle them, therefore the amount of the provisions for legal and tax disputes may change as a result of future developments in the outstanding proceedings. The Group monitors the status of ongoing lawsuits and proceedings and consults with its legal advisors as well as legal and tax experts. For additional information please refer to Note 33 — Provisions for risks and charges.
Fair value estimates
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. IFRS 13 — Fair value measurement (“IFRS 13”) establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:
Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement. For additional information please refer to Note 37 — Fair value measurement.
Warrants
Warrants give the holder the right, but not the obligation, to subscribe to the Company’s shares at a fixed price for a specified period of time and subject to the terms of redemption. Until warrant holders acquire the Company’s ordinary shares upon exercise of such warrants, they will have no rights with respect to the Company’s shares. These instruments, principally due to an option to replace them upon specific events, including share dividends, extraordinary dividends or reorganizations, which results in the Company delivering a variable number of shares, are accounted for as a current financial liability through profit and loss in accordance with the provisions of IAS 32.
Management measured the public warrants at fair value by using the Euro equivalent of the closing price of warrants on the NYSE. Management estimated the fair value of the private warrants by Monte Carlo simulation model, using as key inputs the Company’s share price, risk-free rate, implied public warrant volatility, the warrants’ maturity, and the public warrants’ market price.
Subsequent to the reporting date, in February 2023 the Group completed the redemption of its outstanding public and private placement warrants, following which there are no remaining public or private placement warrants outstanding. For additional information on the warrant redemption see Note 43 — Subsequent events.

Critical judgments in applying the Group’s accounting policies
The following are the critical judgments, apart from those involving estimations (which are presented separately above), that the Group has made in the process of applying its accounting policies and that have the most significant effect on the amounts recognized in the Consolidated Financial Statements.
•The Group has applied judgment in determining that it has significant influence over Tom Ford International LLC (“TFI”), despite the Group owning 15% of the equity shares of TFI. In making its judgment, the Group determined that it had significant influence in accordance with IAS 28—Investments in Associates and Joint Ventures (“IAS 28”) based on its representation on the board of directors of TFI and its the participation in policy-making processes. Furthermore, there are material transactions between the Group and TFI. As a result of this determination, the Group accounts for the investment in TFI under the equity method. For additional information, see Note 20 — Investments accounted for using the equity method.